Annual Total Returns - Fidelity China Region Fund [BarChart] - 10.31 Fidelity China Region Fund - AMCIZ PRO-15 - Fidelity China Region Fund - Fidelity Advisor China Region Fund: Class A	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(20.62%)
Annual Return 2012	22.60%
Annual Return 2013	21.71%
Annual Return 2014	4.12%
Annual Return 2015	(4.74%)
Annual Return 2016	(5.55%)
Annual Return 2017	51.46%
Annual Return 2018	(17.66%)
Annual Return 2019	34.70%
Annual Return 2020	47.31%